Statements of Changes in Assets Available for Benefits - EBP 038 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Participant	$ 33,290,459	$ 32,465,077
Company	19,614,746	20,560,064
Rollover	6,071,871	6,152,053
Total contributions	58,977,076	59,177,194
Investment income:
Interest income	2,703,864	2,691,379
Dividends	10,334,653	9,944,210
Net appreciation in fair value of investments	147,179,767	138,830,768
Net investment income	160,218,284	151,466,357
Interest income on notes receivable from participants	1,026,097	1,033,703
Other additions	201,809	93,956
Total additions	220,423,266	211,771,210
DEDUCTIONS:
Benefits paid to participants	(134,848,813)	(118,902,779)
Administrative and other expenses	(919,858)	(938,073)
Total deductions	(135,768,671)	(119,840,852)
INCREASE IN ASSETS BEFORE PLAN TRANSFERS	84,654,595	91,930,358
Transfer in due to plan mergers (Note 1)	9,055,525	14,709,250
Transfer out due to divestiture of Engineered Materials (Note 1)	(45,728,900)	0
ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	1,179,386,523	1,072,746,915
End of year	$ 1,227,367,743	$ 1,179,386,523